Pension Plans and Other Post-Retirement Benefits - Schedule of Actuarial Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canada
To determine defined benefit obligation at end of year:
Discount rate for pension plans	4.70%	4.60%
Rate of compensation increase	2.80%	2.70%
To determine net benefit expense for year:
Discount rate for pension plans	4.60%	5.00%
Rate of compensation increase	2.70%	2.75%
Health care trend rates:
Initial health care trend rate	5.02%	5.08%
Ultimate health care trend rate	4.00%	4.00%
Year ultimate health care trend rate reached	2040	2040
Mortality rates:
Average duration (in years) of pension obligation	13 years 7 months 6 days	13 years 9 months 18 days
United Kingdom
To determine net benefit expense for year:
Discount rate for pension plans		4.75%
Pension increases		3.05%
U.S.
To determine defined benefit obligation at end of year:
Discount rate for pension plans	5.70%	5.35%
To determine net benefit expense for year:
Discount rate for pension plans	5.35%	5.55%
Health care trend rates:
Initial health care trend rate	7.00%	6.75%
Ultimate health care trend rate	5.00%	5.00%
Year ultimate health care trend rate reached	2033	2031
Mortality rates:
Average duration (in years) of pension obligation	9 years 7 months 6 days	9 years 9 months 18 days
Bottom of range | Canada
To determine defined benefit obligation at end of year:
Pension increases	0.00%	0.00%
To determine net benefit expense for year:
Pension increases	0.00%	0.00%
Top of range | Canada
To determine defined benefit obligation at end of year:
Pension increases	0.20%	0.20%
To determine net benefit expense for year:
Pension increases	0.20%	0.05%
Male - Individuals currently at age 65 | Canada
Mortality rates:
Life expectancy (in years) for individuals	24	24
Male - Individuals currently at age 65 | U.S.
Mortality rates:
Life expectancy (in years) for individuals	22	22
Female - Individuals currently at age 65 | Canada
Mortality rates:
Life expectancy (in years) for individuals	25	25
Female - Individuals currently at age 65 | U.S.
Mortality rates:
Life expectancy (in years) for individuals	23	23
Male - At 65 for individuals currently at age 45 | Canada
Mortality rates:
Life expectancy (in years) for individuals	25	25
Male - At 65 for individuals currently at age 45 | U.S.
Mortality rates:
Life expectancy (in years) for individuals	23	23
Female - At 65 for individuals currently at age 45 | Canada
Mortality rates:
Life expectancy (in years) for individuals	26	26
Female - At 65 for individuals currently at age 45 | U.S.
Mortality rates:
Life expectancy (in years) for individuals	25	25